Financial Risk Management - Market Risk - Impact on Net Earnings (Details) - Equity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Fair value of equity and equity-related holdings, 20% increase	$ 9,297.5	$ 10,861.1
Fair value of equity and equity-related holdings, 10% increase	8,531.9	9,966.1
Fair value of equity and equity-related holdings, no change	7,769.1	9,073.6
Fair value of equity and equity-related holdings, 10% decrease	7,010.3	8,184.4
Fair value of equity and equity-related holdings, 20% decrease	6,258.5	7,297.3
Hypothetical $ change effect on net earnings, 20% increase	1,301.9	1,549.7
Hypothetical $ change effect on net earnings, 10% increase	649.8	773.5
Hypothetical $ change effect on net earnings, 10% decrease	(646.8)	(770.6)
Hypothetical $ change effect on net earnings, 20% decrease	$ (1,287.8)	$ (1,538.8)
Hypothetical % change in fair value, 20% increase	19.70%	19.70%
Hypothetical % change in fair value, 10% increase	9.80%	9.80%
Hypothetical % change in fair value, no change	0.00%
Hypothetical % change in fair value, 10% decrease	(9.80%)	(9.80%)
Hypothetical % change in fair value, 20% decrease	(19.40%)	(19.60%)
Financial asset investments	$ 12,749.1	$ 12,435.3
Minimum
Financial Risk Management
Change in interest rate on investments	10.00%	10.00%
Maximum
Financial Risk Management
Change in interest rate on investments	20.00%	20.00%
Investment Portfolio With Ten Largest Issuers
Financial Risk Management
Financial asset investments	$ 6,958.2	$ 6,048.7
Risk exposure percentage	12.50%	11.40%
Investment Portfolio With Single Largest Issuer | Eurobank
Financial Risk Management
Financial asset investments	$ 1,507.6	$ 1,298.4
Risk exposure percentage	2.70%	2.40%